Note 21 - Non-current assets and disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2018
Non-current assets and disposal groups classified as held for sale Abstract
Non-Current Assets and Disposal Groups Classified as Held for Sale. Breakdowm By Items

21. Non-current assets and disposal groups held for sale

The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale” in the accompanying consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale Breakdown by items (Millions of euros)
	2018	2017	2016
Foreclosures and recoveries	2,211	6,207	4,225
Foreclosures (*)	2,135	6,047	4,057
Recoveries from financial leases	76	160	168
Other assets from tangible assets	433	447	1,181
Property, plant and equipment	276	447	378
Operating leases	-	-	803
Investment properties (*)	158	-	-
Business sale - Assets (**)	29	18,623	40
Accrued amortization (***)	(44)	(77)	(116)
Impairment losses	(628)	(1,348)	(1,727)
Total Non-current assets and disposal groups classified as held for sale	2,001	23,853	3,603

(*) Corresponds mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).

(**) Corresponds mainly to the BBVA´s stake in BBVA Chile (see Note 3).

(***) Amortization accumulated until related asset reclassified as “non-current assets and disposal groups held for sale”

The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2018, 2017 and 2016 are as follows:

Non-current assets and disposal groups classified as held for sale Changes in the year 2018 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets (**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		6,047	160	371	18,623	25,201
Additions		637	55	4	-	696
Retirements (sales and other decreases)		(4,354)	(135)	(227)	(18,594)	(23,310)
Transfers, other movements and exchange differences		(195)	(4)	241	-	42
Balance at the end		2,135	76	389	29	2,629

Impairment (2)
Balance at the beginning		1,102	52	194	-	1,348
Additions	50	195	11	2	-	208
Retirements (sales and other decreases)		(793)	(37)	(101)	-	(931)
Other movements and exchange differences		(22)	(4)	29	-	3
Balance at the end		482	22	124	-	628
Balance at the end of Net carrying value (1)-(2)		1,653	54	265	29	2,001

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale

(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)

Non-current assets and disposal groups classified as held for sale Changes in the year 2017 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		4,057	168	1,065	40	5,330
Additions		791	45	1	-	837
Retirements (sales and other decreases)		(1,037)	(49)	(131)	-	(1,217)
Transfers, other movements and exchange differences		2,236	(4)	(564)	18,583	20,251
Balance at the end		6,047	160	371	18,623	25,201

Impairment (2)
Balance at the beginning		1,237	47	443	-	1,727
Additions	50	143	14	1	-	158
Retirements (sales and other decreases)		(272)	(7)	(42)	-	(321)
Other movements and exchange differences		(6)	(2)	(208)	-	(216)
Balance at the end		1,102	52	194	-	1,348
Balance at the end of Net carrying value (1)-(2)		4,945	108	177	18,623	23,853

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale

(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)

Non-current assets and disposal groups classified as held for sale Changes in the year 2016 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets(**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		3,775	216	626	37	4,654
Additions		582	57	23	-	662
Retirements (sales and other decreases)		(779)	(77)	(170)	3	(1,023)
Transfers, other movements and exchange differences		480	(28)	586	-	1,037
Balance at the end		4,057	168	1,065	40	5,330

Impairment (2)
Balance at the beginning		994	52	240	-	1,285
Additions	50	129	3	5	-	136
Retirements (sales and other decreases)		(153)	(6)	(33)	-	(192)
Other movements and exchange differences		268	(2)	232	-	499
Balance at the end		1,237	47	443	-	1,727
Balance at the end of Net carrying value (1)-(2)		2,820	121	621	40	3,603

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale

As indicated in Note 2.2.4, “Non-current assets and disposal groups held for sale” and “liabilities included in disposal groups classified as held for sale” are valued at the lower amount between its fair value less costs to sell and its book value. As of December 31, 2018, practically all of the carrying amount of the assets recorded at fair value on a non-recurring basis coincides with their fair value.

Assets from foreclosures or recoveries

As of December 31, 2018, 2017 and 2016, assets from foreclosures and recoveries, net of impairment losses, by nature of the asset, amounted to €1,072, €1,924 and €2,326 million in assets for residential use; €182, €491 and €574 million in assets for tertiary use (industrial, commercial or office) and €19, €29 and €41 million in assets for agricultural use, respectively.

In December 31, 2018, 2017 and 2016, the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.

During the years 2018, 2017 and 2016, some of the sale transactions for these assets were financed by Group companies. The amount of loans to buyers of these assets in those years amounted to €82, €207 and €219 million, respectively; with an average financing of 50% of the sales price.

As of December 31, 2018, 2017 and 2016, the amount of the profits arising from the sale of Group companies financed assets - and therefore not recognized in the consolidated income statement - amounted to €1 in each financial year.